Income Taxes (Tables)	12 Months Ended
Jan. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations Before Income Taxes

Loss from continuing operations before income taxes consisted of the following:

	Years Ended January 31,
(in thousands)	2017	2016	2015
Domestic	$(37,084)	$(17,778)	$(31,083)
Foreign	(8,545)	(29,837)	(11,855)
Total	$(45,629)	$(47,615)	$(42,938)

Components of Income Tax (Benefit) Expense from Continuing Operations

Components of income tax (benefit) expense from continuing operations were as follows:

	Years Ended January 31,
(in thousands)	2017	2016	2015
Currently due:
U.S. federal	$63	$(374)	$(4,352)
State and local	583	(685)	129
Foreign	1,480	2,182	2,182
	2,126	1,123	(2,041)
Deferred:
U.S. federal	274	(895)	(1,559)
State and local	(197)	638	361
Foreign	(783)	(129)	(706)
	(706)	(386)	(1,904)
Total	$1,420	$737	$(3,945)

Reconciliation of Income Tax Expense to Statutory Federal Rate

A reconciliation of the total income tax (benefit) expense from continuing operations to the statutory federal rate is as follows for the fiscal years ended January 31:

	2017		2016		2015
(in thousands)	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate
Income tax at statutory rate	$(15,972)	35.0%	$(16,665)	35.0%	$(15,027)	35.0%
State income tax, net	(3,655)	8.0	579	(1.2)	(1,456)	3.4
Difference in tax expense resulting from:
Nondeductible expenses	1,123	(2.5)	708	(1.5)	(782)	1.8
Taxes on foreign affiliates	558	(1.2)	2,213	(4.6)	1,798	(4.2)
Taxes on foreign operations	478	(1.0)	(13,594)	28.6	(6,001)	14.0
Valuation allowance	17,513	(38.4)	32,742	(68.8)	18,004	(41.9)
Tax benefit related to tax expenses recorded on discontinued operations and equity	—	—	(1,225)	2.6	—	—
Changes in uncertain tax provisions	(471)	1.0	(1,200)	2.5	(1,010)	2.4
Other	1,846	(4.0)	(2,821)	5.9	529	(1.3)
Total	$1,420	(3.1)%	$737	(1.5)%	$(3,945)	9.2%

Schedule of Deferred Income Taxes

Deferred income taxes result from temporary differences between the financial statement and tax bases of our assets and liabilities. The sources of these differences and their cumulative tax effects were as follows:

	Years Ended January 31,
(in thousands)	2017	2016
Accruals	$24,719	$29,734
Share based compensation	2,525	2,415
Intangibles	3,429	4,039
Foreign tax credit carryforwards	47,827	45,809
Tax loss carryforwards	70,966	49,154
Cumulative currency translation adjustment	5,068	6,588
Capital loss carryforwards	12,861	13,398
Other assets	1,418	2,330
Total deferred tax asset	168,813	153,467
Valuation allowance	(157,664)	(140,124)
Buildings, machinery and equipment	(6,687)	(6,519)
Convertible Notes	(1,530)	(2,422)
Unremitted foreign earnings	(4,782)	(6,593)
Other liabilities	(2,107)	(2,412)
Total deferred tax liability	(15,106)	(17,946)
Net deferred tax liability	$(3,957)	$(4,603)

Summary of Tax Losses and Tax Credit Carryforwards

We had the following tax losses and tax credit carryforwards at January 31, 2017:

		Gross	Expected Tax
		Carryforward	Benefit	Valuation
(dollars in millions)	Expiration	Amount	Amount	Allowance
Federal net operating loss carryforwards	2034-2037	$131.8	$45.4	$(45.4)
State net operating loss carryforwards	2024-2037	205.0	10.5	(10.5)
Federal capital loss carryforwards	2020	33.3	12.9	(12.9)
State capital loss carryforwards	2020	33.3	1.3	(1.3)
Foreign tax loss carryforwards	2019-2032	50.2	15.0	(15.0)
Federal foreign tax credit carryforwards	2018-2022	n/a	20.0	(20.0)
Federal foreign tax credit carryforwards	2023-2027	n/a	27.8	(27.8)
Total			$132.9	$(132.9)

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits, Excluding Penalties and Interest

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, excluding penalties and interest is as follows:

	Years Ended January 31,
(in thousands)	2017	2016	2015
Balance, beginning of year	$10,809	$13,018	$15,312
Additions based on tax positions related to current year	7,354	81	187
Additions for tax positions of prior years	1,669	1,326	28
Settlement with tax authorities	(1,168)	—	(707)
Reductions for tax positions of prior years	(55)	(3,392)	(308)
Reductions due to the lapse of statutes of limitation	(160)	(224)	(1,494)
Balance, end of year	$18,449	$10,809	$13,018